Other Assets and Other Financial Assets	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Other Assets and Other Financial Assets

Note 14. Other Assets and Other Financial Assets

14.1 Other non-current assets

	December 31,		December 31,
	2021		2020
Agreement with customers	Ps.	759	Ps.	731
Long-term prepaid advertising expenses		213		333
Guarantee deposits (1)		1,532		2,009
Prepaid bonuses		283		239
Advances to acquire property, plant and equipment		460		184
Recoverable taxes		1,687		1,701
Indemnifiable assets from business combinations		1,554		1,609
Others		912		720
	Ps.	7,400	Ps.	7,526
(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.

14.2 Other non-current financial assets

	December 31,		December 31,
	2021		2020
Non-current accounts receivable	Ps.	1,245	Ps.	983
Derivative financial instruments (see Note 21)		16,710		14,283
Others		674		334
Other investments in equity instruments(1)		22,442		16,786
	Ps.	41,071	Ps.	32,386
(1)	Corresponds to the acquisition of a minority stake in Jetro Restaurant Depot as of November 8, 2019. On October 9, 2020, the Company acquired an additional minority stake in Jetro. Refer to Note 3.7.3.

As of December 31, 2021 and 2020, non-current accounts receivable includes mainly receivables measured at its fair value for to Ps. 1,178 and Ps. 699, respectively. The fair value is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for receivables of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy.